SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Allowance for Credit Losses Related to Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 58	$ 103
Credit losses expenses during the year	56	18
Customer write-offs or collections during the year	(27)	(64)
Exchange rate	(5)	(1)
Balance at the end of the year	$ 82	$ 58